December 19, 2014

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 497(e) under the Securities Act of 1933 as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement dated December 9, 2014.

Any comments or questions on this filing should be directed to Debra Rubano at (212) 739-3228.

Very truly yours,

/s/Debra Rubano
Debra Rubano
Vice President and Senior Counsel

cc: Ropes & Gray LLP